Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	142 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%	13.65%
BofA Merrill Lynch High Yield Master II Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BofA Merrill Lynch High Yield Master II Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		8.59%	4.55%	6.48%	5.00%
Miller Income Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		3.20%	8.42%	8.25%	5.42%
Performance Inception Date	Feb. 28, 2014
Miller Income Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		2.06%	6.77%	6.36%	3.53%
Miller Income Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		2.54%	6.07%	5.84%	3.44%
Miller Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C
Average Annual Return, Percent		7.76%	8.92%	8.09%	5.18%
Performance Inception Date	Feb. 28, 2014
Miller Income Fund Class FI
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class FI
Average Annual Return, Percent		9.47%	9.64%	8.89%	5.92%
Performance Inception Date	Feb. 28, 2014
Miller Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		9.83%	10.04%	9.20%	6.23%
Performance Inception Date	Feb. 28, 2014
Miller Income Fund Class IS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class IS
Average Annual Return, Percent		9.88%	10.09%	9.28%	6.30%
Performance Inception Date	Feb. 28, 2014

[1]	Since inception of the Prior Predecessor Fund on 2/28/2014.